Accounts Receivable and Contract Assets - Accounts Receivable and Related Allowance for Doubtful Accounts (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts receivable and contract assets	¥ 2,714,363	¥ 2,141,542
Credit loss allowance for accounts receivable and contract assets	(496,918)	(250,696)
Accounts receivable and contract assets, net	¥ 2,217,445	¥ 1,890,846